Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Major Subsidiaries

As of December 31, 2023, the Company’s major subsidiaries are as follows:

Subsidiaries	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of direct/indirect ownership
Shanghai Wanwuxinsheng	May 21, 2010	Mainland China	100%
AiHuiShou International Company Limited	January 13, 2012	Hong Kong	100%
Shanghai Aihui	August 16, 2012	Mainland China	100%
Shanghai Yueyi Network Information Technology Co., Ltd (“Shanghai Yueyi”)	September 6, 2015	Mainland China	100%
AHS Device Hong Kong Limited	March 8, 2017	Hong Kong	100%
Changzhou Yueyi Network Information Technology Co., Ltd (“Changzhou Yueyi”)	June 23, 2017	Mainland China	100%